LOANS AND LEASES - Financial Difficulty Modifications, Payment Status (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 6,731
Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,313
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,391
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	240
Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,787
Commercial
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	4,510
Commercial | Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,181
Commercial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	821
Commercial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Commercial | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,508
Residential real estate
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,040
Residential real estate | Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,021
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	500
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	240
Residential real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	279
Home equity
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	181
Home equity | Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	111
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	70
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Home equity | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 0